Stockholders' equity: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 24, 2024	Apr. 18, 2023	Apr. 20, 2022
Stockholders' equity:
Capital stock	$ 7,767,276	$ 7,767,276
Percentage of series stock in total capital stock	15.00%
Reserve for repurchase of shares		$ 11,554,572		$ 23,191,198
Ordinary dividend paid in cash				3,277,800	$ 2,979,000	$ 2,709,000
Payable extraordinary nominal dividend				$ 3,000,000	$ 3,000,000	$ 1,800,000
Percentage of tax equivalent on dividends		0.4286%
Capital contribution	$ 30,171,752	$ 23,753,103
Additional contribution paid-in capital	$ 58,307,032	$ 55,854,836
Applicable tax rate	30.00%	30.00%	30.00%
Fixed Capital Shares
Stockholders' equity:
Capital stock	$ 1,000	$ 1,000
Variable Capital Shares
Stockholders' equity:
Capital stock	$ 7,766,276	$ 7,766,276
Class Two Common Stock
Stockholders' equity:
Number of shares issued	0	0